Note 16 - Benefit Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Cost	$ 696	$ 720	$ 712
Director [Member]
Deferred Compensation Arrangement with Individual, Compensation Expense	162	146	142
Officer [Member]
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 725	$ 788	$ 607
Maximum [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%